4. PROPERTY AND EQUIPMENT - Property and Equipment (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Buildings	$ 199,002	$ 452,002
Accumulation depreciation	(10,310)	(19,662)
Property, plant and equipment - net	$ 188,692	$ 432,340